Share-Based Payment Plans	12 Months Ended
Dec. 31, 2017
Share-Based Payment Arrangements [Abstract]
Share-Based Payment Plans
Share-based payment plans
The main share-based payment plans in place in the 2015-2017 period are as follows:
a) Long-term incentive plan based on Telefónica, S.A. shares: “Performance and Investment Plan 2011-2016”
At the General Shareholders’ Meeting held on May 18, 2011, a long-term share-based incentive plan called “Performance and Investment Plan” was approved for Telefónica Group directors and executive officers.
Under this plan, a certain number of shares of Telefónica, S.A. were delivered to plan participants selected by the Company who decided to participate on compliance with stated requirements and conditions.
The plan lasted five years and was divided into three independent phases.
The first phase expired on June 30, 2014. The maximum number of shares assigned to this phase of the plan was 5,545,628 shares assigned on July 1, 2011, with a fair value of 8.28 euros per share. Delivery of shares was not required at the end of the phase according to the general conditions of the plan; therefore, managers did not receive any shares.
The second phase expired on June 30, 2015. The maximum number of shares assigned to this phase of the plan was 7,347,282, assigned on July 1, 2012, with a fair value of 5.87 euros per share. At the end date of this phase, it was determined that 77% of “Total Shareholder Return” (TSR) had been achieved, under the terms and conditions of the plan. Therefore, the eligible Telefónica Group executives received a total of 2,724,699 shares (corresponding to a total of 3,691,582 gross shares, of which 966,883 shares were withheld at the option of the employee prior to distribution).
The third and final phase expired on June 30, 2016. The maximum number of shares assigned to this phase of the plan was 7,020,473 shares assigned on July 1, 2013, with a fair value of 6.40 euros per share. Delivery of shares was not required at the end of the phase according to the general conditions of the plan; therefore, managers did not receive any shares.
b) Long-term incentive plan based on Telefónica, S.A. shares: “Performance and Investment Plan 2014-2019”
The Telefónica, S.A. General Shareholders’ Meeting on May 30, 2014 approved a new instalment of the long-term share-based incentive “Performance and Investment Plan” for certain senior executives and members of the Group’s management team, operational on completion of the first “Performance and Investment Plan”.
Like its predecessor, the term of the new plan is a total of five years divided into three phases. The initial and the second share allocations took place on October 1, 2014, and on October 1, 2015, respectively. Regarding the third phase of this 2016-2019 Plan, the Company's Board of Directors, following a favorable report from the Nomination, Compensation and Corporate Governance Committee, resolved not to execute or implement it, after having decided that it was not sufficiently in line with the Telefónica Group's strategic plan, taking into account the circumstances and macroeconomic environment.
The first phase expired on September 30, 2017. The maximum number of shares assigned to this phase of the plan was 6,927,953 shares assigned on October 1, 2014, with a fair value of 6.82 euros per share. Delivery of shares was not required at the end of the phase according to the general conditions of the plan; therefore managers did not receive any shares.
With regard to the second phase of this plan, the maximum number of shares allocated (including the amount of co-investment) and the number of shares outstanding at December 31, 2017 are set out below:

Phase / assignment date	No. of shares assigned	Outstanding shares at 12/31/2017	Unit fair value	End date
2nd phase / October 1, 2015	6,775,445	5,021,426	6.46	September 30, 2018

c) Telefónica, S.A. global share plan: “Global Employee Share Plan III” (2015-2017)
The Telefónica, S.A. Ordinary General Shareholders’ Meeting on May 30, 2014 approved a new voluntary plan for incentivized purchases of shares for the employees of the Group. Under this Plan, employees were offered the option to acquire Telefónica, S.A. shares during a twelve month period (the acquisition period), with the company undertaking to deliver a certain number of free shares to participants, subject to certain requirements. Each employee was limited to buying a maximum of 1,800 euros in Telefónica, S.A. shares, subject to a minimum of 300 euros. The employees that remained part of the Telefónica Group and held on to the shares for one year following the acquisition period (the shareholding period), were entitled to receive one free share for each share they acquired and retained throughout the shareholding period.
The acquisition period commenced in July 2015 and ended in June 2016. The share holding period ended in August 2017. 27,018 employees on the scheme were rewarded with a total of 3,187,055 Telefónica shares, valued at approximately 33 million euros at the time they were delivered.
d) Long-term incentive plan based on Telefónica, S.A. shares: “Talent for the Future Share Plan” (TFSP)
At the General Shareholders’ Meeting held on May 30, 2014, a long-term share-based incentive plan called “Talent for the Future Share Plan” was approved for certain Telefónica Group employees.
Under this Plan, a certain number of shares of Telefónica, S.A. will be delivered to participants selected by the Company who have opted to take part in the scheme and meet the requirements and conditions stipulated to this end.
The term of the plan is five years and it is divided into three phases. The initial and the second share allocations took place on October 1, 2014, and on October 1, 2015, respectively. Regarding the third phase of this 2016-2019 Plan, the Company's Board of Directors, following a favorable report from the Nomination, Compensation and Corporate Governance Committee, resolved not to execute or implement it, after having decided that it was not sufficiently in line with the Telefónica Group's strategic plan, taking into account the circumstances and macroeconomic environment.
The first phase expired on September 30, 2017. The maximum number of shares assigned to this phase of the plan was 556,795 shares assigned on October 1, 2014, with a fair value of 6.82 euros per share. Delivery of shares was not required at the end of the phase according to the general conditions of the plan.
The maximum number of shares assigned and the number of shares outstanding at December 31, 2017 is as follows:

Phase /assignment date	No. of shares assigned	No. of shares assigned at 12/31/17	Unit fair value	End date
2nd phase October 1, 2015	618,000	553,500	6.46	September 30, 2018